Schedule of Investments
September 30, 2025
(Unaudited)

Shares		Value
Money Market Funds–5.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(a)(b)	1,017,324	$1,017,324
Invesco Treasury Portfolio, Institutional Class, 3.99%(a)(b)	1,889,318	1,889,318
Total Money Market Funds (Cost $2,906,642)		2,906,642
Value
Options Purchased–101.64%
(Cost $58,251,883)(c)	$58,679,380
TOTAL INVESTMENTS IN SECURITIES–106.68% (Cost $61,158,525)	61,586,022
OTHER ASSETS LESS LIABILITIES—(6.68)%	(3,853,991)
NET ASSETS–100.00%	$57,732,031
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$844,918	$4,503,122	$(4,330,716)	$-	$-	$1,017,324	$19,067
Invesco Treasury Portfolio, Institutional Class	1,569,139	8,362,941	(8,042,762)	-	-	1,889,318	35,100
Total	$2,414,057	$12,866,063	$(12,373,478)	$-	$-	$2,906,642	$54,167

(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	09/30/2026	860	USD	20.07	USD	1,726,020	$55,624,413
Equity Risk
S&P 500® Mini Index	Put	09/30/2026	860	USD	668.85	USD	57,521,100	3,054,967
Total Open Index Options Purchased								$58,679,380

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	09/30/2026	860	USD	761.49	USD	65,488,140	$ (1,049,348)
Equity Risk
S&P 500® Mini Index	Put	09/30/2026	860	USD	601.97	USD	51,769,420	(1,749,553)
Total Open Index Options Written								$(2,798,901)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. S&P 500 Buffer Fund - September

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$2,906,642	$—	$—	$2,906,642
Options Purchased	—	58,679,380	—	58,679,380
Total Investments in Securities	2,906,642	58,679,380	—	61,586,022
Other Investments - Liabilities*
Options Written	—	(2,798,901)	—	(2,798,901)
Total Investments	$2,906,642	$55,880,479	$—	$58,787,121

*	Options written are shown at value.
Invesco® V.I. S&P 500 Buffer Fund - September